Document and Entity Information	Sep. 09, 2025
Prospectus Line Items
Document Type	497
Document Period End Date	Sep. 09, 2025
Entity Central Index Key	0000823535
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund V
Entity Investment Company Type	N-1A